Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment

Property and equipment consist of the following as of December 31:

	2015	2014
Equipment	$1,119,295	$1,112,377
Furniture and fixtures	112,143	108,983
Leasehold improvements	179,999	157,236
Computer equipment and software	135,129	148,164
Loaned systems	627,060	699,384
	2,173,626	2,226,144
Less accumulated depreciation and amortization	(1,733,020)	(1,743,174)
Total property and equipment, net	$440,606	$482,970

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2015 and 2014 was $211,946 and $343,929, respectively. Loaned systems are ClearPoint systems that are in operation at customer sites on an evaluation basis.